REVENUE - Contract Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Revenue [abstract]
Contract assets	$ 167	$ 575
Contract liabilities	$ (1,784)	$ (1,692)